Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Gaming operations	$ 8,303	$ 18,131	$ 18,997
Gaming products	1,335	3,424	6,454
Total revenues	9,638	21,555	25,451
Operating costs and expenses:
Gaming property and equipment depreciation	1,789	4,167	4,608
Casino contract amortization	1,222	2,464	2,466
Other gaming related intangibles amortization	126	252	252
Other operating costs	1,740	3,377	2,235
Cost of gaming products	2,413	4,195	5,187
Selling, general and administrative expenses	2,720	7,485	7,307
Loss/(gain) on disposition of assets	(8)	88	(44)
Impairment of assets	19	75	339
Product development expenses	156	261	395
Depreciation and amortization	99	174	215
Total operating costs and expenses	10,276	22,538	22,960
(Loss)/income from operations	(638)	(983)	2,491
Other (expenses)/income:
Interest expense and finance fees	(2)	(7)	(108)
Interest income	0	4	43
Foreign currency (losses)/gains	1	(257)	295
Other	12	8	26
Total other income/(expenses)	11	(252)	256
(Loss)/income from continuing operations before income tax	(627)	(1,235)	2,747
Income tax expenses	(30)	(141)	81
Net (loss)/income from continuing operations	(657)	(1,376)	2,828
Net loss from discontinued operations, net of tax	(395)	(5,954)	(1,062)
Net loss attributable to EGT Stockholders	(1,052)	(7,330)	1,766
Other comprehensive (loss)/income, net of tax	58	(187)	370
Comprehensive income/(loss) to EGT stockholders	$ (994)	$ (7,517)	$ 2,136
(Loss)/earnings (in dollars per share)	$ (0.03)	$ (0.24)	$ 0.06
(Loss)/earnings from continuing operations (in dollars per share)	$ (0.02)	$ (0.04)	$ 0.09
Loss from discontinued operations, net of tax (in dollars per share)	$ (0.01)	$ (0.20)	$ (0.03)
Weighted average common shares outstanding
Basic (in shares)	30,016	30,024	29,922
Diluted (in shares)	30,016	30,024	30,807